Revenue - Schedule of disaggregation revenue by geographical area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Disaggregation Of Revenue By Geographical Area [Line Items]
Revenue	$ 66,053	$ 63,216
Canada [Member]
Disaggregation Of Revenue By Geographical Area [Line Items]
Revenue	354	295
United States [Member]
Disaggregation Of Revenue By Geographical Area [Line Items]
Revenue	65,455	$ 62,921
Europe
Disaggregation Of Revenue By Geographical Area [Line Items]
Revenue	$ 244